Loans and Borrowings (Additional Information) (Details) - Revolving credit facilities [member] - EUR (€) € in Millions	Jun. 30, 2025	Jan. 13, 2025
Disclosure of detailed information about borrowings [line items]
Revolving credit ancillary facility		€ 10.0
Revolving credit facility		€ 225.0
Revolving credit facility available to be drawn	€ 215.0